Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [Abstract]
Schedule of Revenue
	Six months ended June 30, 2022	Six months ended June 30, 2023
	RM	RM	USD
Business strategy consultancy	11,359,388	20,789,179	4,453,647
Technology development, solutions and consultancy	9,657,906	19,733,018	4,227,387
Interest income	-	1,118,641	239,645
Others	357,338	2,822,357	604,631
Total	21,374,632	44,463,195	9,525,310